INVESTMENTS IN ASSOCIATE AND JOINT VENTURES	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN ASSOCIATE AND JOINT VENTURES
INVESTMENTS IN ASSOCIATE AND JOINT VENTURES

9.                    INVESTMENTS IN ASSOCIATE AND JOINT VENTURES

The investments in associate and joint ventures are accounted for under the equity method and had the following carrying values:

	December 31,	December 31,
	2017	2016
Cerro Casale (a)	$—	$139.5
Puren	18.2	18.6
Bald Mountain Exploration Joint Venture (b)	5.5	5.5

	$23.7	$163.6

(a)	On June 9, 2017, the Company completed the sale of its interest in the Cerro Casale project in Chile to Goldcorp Inc. See Note 6i.

(b)

As part of the Company’s acquisition of Bald Mountain on January 11, 2016, it acquired an associated land package, of which approximately 40% is subject to a 50/50 joint venture between the Company and Barrick.

There are no publicly quoted market prices for Puren or the Bald Mountain Exploration Joint Venture.

The equity in losses of associate and joint ventures is as follows:

	Years ended December 31,
	2017	2016
Cerro Casale (a), (b)	$(0.5)	$(0.6)
Puren (a)	(0.1)	(0.2)
Bald Mountain Exploration Joint Venture (a)	(0.7)	(0.4)

	$(1.3)	$(1.2)

(a)	Represents Kinross’ share of the net earnings (loss) and other comprehensive income (loss).

(b)	On June 9, 2017, the Company completed the sale of its interest in Cerro Casale project in Chile to Goldcorp Inc. See Note 6i.